Derivative Instruments and Hedging Activities Other Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative		$ 44.0	$ (8.9)
Other Income Expense [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(3.9)
Commodity swaps | Cost of Sales [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(4.7)
Cash Settled Total Return Swap [Member] | Other Income Expense [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(0.6)	28.3	0.7
Option Contracts [Member] | Other Income Expense [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	1.5	21.7
Foreign Exchange Forward [Member] | Other Income Expense [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(0.1)	(6.0)
Physical Commodity Contracts [Member] | Cost of Sales [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative			$ (9.6)